Segmented Information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]
5. SEGMENTED INFORMATION

All of the Company’s operations are within the mining industry and its major products are precious metals doré which are refined or smelted into pure silver and gold and sold to global metal brokers. Transfer prices between reporting segments are set on an arms-length basis in a manner similar to transactions with third parties. Coins and bullion cost of sales are based on transfer prices.

A reporting segment is defined as a component of the Company that:
•engages in business activities from which it may earn revenues and incur expenses;
•whose operating results are reviewed regularly by the entity’s chief operating decision maker; and
•for which discrete financial information is available.

For the year ended December 31, 2021, the Company's significant reporting segments includes its three operating mines in Mexico, the recently acquired Jerritt Canyon Gold Mine in Nevada, United States and its "non-producing properties" in Mexico which include the La Parrilla, Del Toro, San Martin and La Guitarra mines, which have been placed on suspension. “Others” consists primarily of the Company’s corporate assets including cash and cash equivalents, other development and exploration properties (Note 15), debt facilities (Note 20), coins and bullion sales, and corporate expenses which are not allocated to operating segments. The Company’s chief operating decision maker (“CODM”) evaluates segment performance based on mine operating earnings. Therefore, other income and expense items are not allocated to the segments.

Significant information relating to the Company’s reportable operating segments is summarized in the tables below:

Year Ended December 31, 2021 and 2020		Revenue	Cost of sales	Depletion, depreciation, and amortization	Mine operating earnings (loss)	Capital expenditures
Mexico
San Dimas	2021	$275,463	$132,550	$44,859	$98,054	$56,385
	2020	217,576	110,782	33,738	73,056	43,772
Santa Elena	2021	117,303	77,126	17,536	22,641	67,453
	2020	76,051	52,990	10,472	12,589	33,739
La Encantada	2021	81,738	45,350	8,123	28,265	11,355
	2020	73,632	37,794	8,265	27,573	10,733
Non-producing Properties	2021	—	—	418	(418)	1,977
	2020	183	1,362	848	(2,027)	4,338
United States
Jerritt Canyon	2021	123,808	117,324	43,511	(37,027)	46,408
	2020	—	—	—	—	—
Others(1)	2021	10,882	6,073	2,166	2,643	36,190
	2020	2,251	4,173	1,082	(3,004)	32,453
Intercompany elimination(2)	2021	(25,077)	(12,338)	—	(12,739)	—
	2020	(5,817)	(2,684)	—	(3,133)	—
Consolidated	2021	$584,117	$366,085	$116,613	$101,419	$219,768
	2020	$363,876	$204,417	$54,405	$105,054	$125,036
(1) The "Others" segment includes revenues of $10.9 million from coins and bullion sales of 349,278 silver ounces at an average price of $31.16 per ounce.
(2) Effective January 1, 2021, the Company is presenting its segment revenue, cost of sales and mine operating earnings (loss) on a gross basis, with a new line item to reflect intercompany eliminations. The segmented information for the comparative periods have been adjusted to reflect this change for consistency.

During the year ended December 31, 2021, the Company had three (December 31, 2020 - three) customers that accounted for 99% (2020 - 99%) of its sales revenue, with one major metal broker accounting for 93% of total revenue (2020 - 92%).

At December 31, 2021 and 2020		Mining Interests		Property, plant and equipment	Total mining assets	Total assets	Total liabilities
		Producing	Exploration
Mexico
San Dimas	2021	$213,526	$29,186	$105,473	$348,185	$495,479	$119,764
	2020	204,592	17,179	112,105	333,876	439,145	105,462
Santa Elena	2021	97,271	31,067	64,843	193,181	257,244	66,795
	2020	52,892	33,951	49,245	136,088	166,525	33,467
La Encantada	2021	25,827	4,640	20,680	51,147	114,634	35,245
	2020	25,865	2,955	16,555	45,375	99,185	29,354
Non-producing Properties	2021	106,215	38,752	27,180	172,147	215,725	31,760
	2020	108,837	37,004	29,888	175,730	219,109	40,274
United States
Jerritt Canyon	2021	362,811	104,431	172,857	640,099	733,725	233,484
	2020	—	—	—	—	—	—
Others	2021	—	34,804	58,204	93,008	308,182	226,970
	2020	—	26,455	50,427	76,882	313,553	178,724
Consolidated	2021	$805,649	$242,881	$449,237	$1,497,767	$2,124,989	$714,018
	2020	$392,185	$117,545	$258,220	$767,950	$1,237,517	$387,281